Business Combination (Details)	Feb. 04, 2021 USD ($) $ / shares
Disclosure of contingent liabilities in business combination [text block] [Abstract]
Shares issued | $	$ 43,700
Per share value | $ / shares	$ 7.5
Consideration percentage	51.00%